19. PROPERTY, PLANT AND EQUIPMENT (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		R$ 2,662		R$ 2,762		R$ 3,775
Additions		70		77		83
Jaguara, Miranda and Volta Grande Plants						(876)
Disposals		(103)		(33)		(27)
Depreciation		(183)		(175)		(205)
Transfer to Held for sale				(256)
Adjustment for business combination				296
Transfers / capitalizations		4		(9)	[1]	12
Property plant and equipment, Ending balance		2,450		2,662		2,762
Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		2,542		2,656		279
Additions
Jaguara, Miranda and Volta Grande Plants						(876)
Disposals		(91)		(11)		(10)
Depreciation		(183)		(175)		(205)
Transfer to Held for sale				(256)
Adjustment for business combination				296
Transfers / capitalizations		49	[1]	32		110
Property plant and equipment, Ending balance		2,317		2,542		2,656
Investment Property Under Construction or Development [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		120		106		138
Additions		70		77		83
Jaguara, Miranda and Volta Grande Plants
Disposals		(12)		(22)		(17)
Depreciation
Transfer to Held for sale
Adjustment for business combination
Transfers / capitalizations		(45)	[1]	(41)		(98)
Property plant and equipment, Ending balance		133		120		106
Land [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		215	[2]	211	[2]	3,637
Additions
Jaguara, Miranda and Volta Grande Plants						(61)
Disposals						(1)
Depreciation		(3)	[2]	(2)	[2]	(6)
Transfer to Held for sale
Adjustment for business combination
Transfers / capitalizations		17	[1],[2]	6	[2]
Property plant and equipment, Ending balance	[2]	229		215		211
Reservoirs Dams and Water Courses [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		1,150		1,234		1,761
Additions
Jaguara, Miranda and Volta Grande Plants						(441)
Disposals		(4)		(2)		(4)
Depreciation		(80)		(82)		(85)
Transfer to Held for sale
Adjustment for business combination
Transfers / capitalizations		14	[1]			3
Property plant and equipment, Ending balance		1,080		1,150		1,234
Buildings Works and Improvements [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		314		3		3
Additions
Jaguara, Miranda and Volta Grande Plants
Disposals		(5)
Depreciation		(19)
Transfer to Held for sale
Adjustment for business combination
Transfers / capitalizations		(16)	[1]	1
Property plant and equipment, Ending balance		274		314		3
Machinery and Equipment [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		854		874		1,172
Additions
Jaguara, Miranda and Volta Grande Plants						(305)
Disposals		(81)		(9)		(5)
Depreciation		(78)		(70)		(93)
Transfer to Held for sale				(256)
Adjustment for business combination				296
Transfers / capitalizations		34	[1]	19		105
Property plant and equipment, Ending balance		729		854		874
Vehicles [member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		5		3		4
Additions
Jaguara, Miranda and Volta Grande Plants
Disposals
Depreciation		(3)		(2)		(1)
Transfer to Held for sale
Adjustment for business combination
Transfers / capitalizations				4
Property plant and equipment, Ending balance		2		5		3
Furniture and Utensils [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		4		3
Additions
Disposals
Depreciation
Transfer to Held for sale
Adjustment for business combination
Transfers / capitalizations				1
Property plant and equipment, Ending balance		3		4		R$ 3
Furniture and utensils [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		4
Additions
Disposals		(1)
Depreciation
Transfers / capitalizations
Property plant and equipment, Ending balance		R$ 3		R$ 4

[1]	Balances of R$ 4 were transferred between Intangible assets, concession contract assets and PP&E.
[2]	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.